Debt and Financing Arrangements (Notes)	12 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
DEBT AND FINANCING ARRANGEMENTS
DEBT AND FINANCING ARRANGEMENTS

Short-term debt consisted of the following (in millions):

	September 30,
	2016	2015

Bank borrowings and commercial paper	$1,078	$35
Weighted average interest rate on short-term debt outstanding	1.1%	4.0%

In connection with the Tyco Merger, JCI Inc. replaced its $2.5 billion committed five-year credit facility scheduled to mature in August 2018 with a $2.0 billion committed four-year credit facility scheduled to mature in August 2020. Additionally, Tyco International Holding S.a.r.L. ("TSarl"), a wholly-owned subsidiary of Johnson Controls, entered into a $1.0 billion committed four-year credit facility scheduled to mature in August 2020. The facilities are used to support the Company's outstanding commercial paper. There were no draws on either committed credit facilities during the fiscal years ended September 30, 2016 and 2015. Average outstanding commercial paper for the fiscal year ended September 30, 2016 was $1,418 million, and there was $440 million outstanding as of September 30, 2016. Average outstanding commercial paper for the fiscal year ended September 30, 2015 was $1,537 million and there was none outstanding at September 30, 2015.

In February 2016, the Company entered into a nine-month, $100 million floating rate term loan scheduled to mature in November 2016. Proceeds from the term loan were used for general corporate purposes.

In February 2016, the Company terminated a 37 million euro committed revolving credit facility scheduled to mature in September 2016, and subsequently entered into a nine-month, 100 million euro, floating rate term loan scheduled to mature in October 2016. Proceeds from the term loan were used for general corporate purposes.

In January 2016, the Company entered into a ten-month, $200 million, floating rate term loan scheduled to mature in October 2016. Proceeds from the term loan were used for general corporate purposes.

In January 2016, the Company entered into a ten-month, $125 million, floating rate term loan scheduled to mature in October 2016. Proceeds from the term loan were used for general corporate purposes.
Long-term debt consisted of the following (in millions; due dates by fiscal year):

	September 30,
	2016	2015
Unsecured notes
JCI Inc. - 5.5% due in 2016 ($800 million par value)	—	800
JCI Inc. - 7.125% due in 2017 ($150 million par value)	149	153
JCI Inc. - 2.6% due in 2017 ($400 million par value)	404	404
JCI Inc. - 2.355% due in 2017 ($46 million par value)	46	46
JCI Inc. - 1.4% due in 2018 ($300 million par value)	301	303
JCI Inc. - 5.0% due in 2020 ($500 million par value)	499	499
JCI Inc. - 4.25% due 2021 ($500 million par value)	498	498
JCI Inc. - 3.75% due in 2022 ($450 million par value)	448	448
JCI Inc. - 3.625% due in 2024 ($500 million par value)	500	500
JCI Inc. - 6.0% due in 2036 ($400 million par value)	396	395
JCI Inc. - 5.7% due in 2041 ($300 million par value)	299	299
JCI Inc. - 5.25% due in 2042 ($250 million par value)	250	250
JCI Inc. - 4.625% due in 2044 ($450 million par value)	447	447
JCI Inc. - 6.95% due in 2046 ($125 million par value)	125	125
JCI Inc. - 4.95% due in 2064 ($450 million par value)	449	449
Tyco International Finance S.A. ("TIFSA") - 3.75% due in 2018 ($67 million par value)	69	—
TIFSA - 4.625% due in 2023 ($42 million par value)	46	—
TIFSA - 1.375% due in 2025 (EUR 500 million par value)	571	—
TIFSA - 3.90% due in 2026 ($750 million par value)	824	—
TIFSA - 5.125% due in 2045 ($750 million par value)	903	—
Adient - 3.5% due in 2024 (EUR 1,000 million par value)	1,119	—
Adient - 4.875% due in 2026 ($900 million par value)	900	—
TSarl - Term Loan A - LIBOR plus 1.50% due in 2020	4,000	—
Adient - Term Loan A - LIBOR plus 1.005% due in 2021	1,500	—
Capital lease obligations	24	48
Other foreign-denominated debt
Euro	61	529
Japanese Yen	367	308
Other	39	57
Gross long-term debt	15,234	6,558
Less: current portion	628	806
Less: debt issuance costs	74	32
Less: current portion - liabilities held for sale	38	7
Less: long-term debt - noncurrent liabilities held for sale	3,441	346
Net long-term debt	$11,053	$5,367

At September 30, 2016, the Company’s other foreign-denominated long-term debt was at fixed and floating rates with a weighted-average interest rate of 1.3%. At September 30, 2015, the Company’s other foreign-denominated long-term debt was at fixed and floating rates with a weighted-average interest rate of 1.1%.

The installments of long-term debt maturing in subsequent fiscal years are: 2017 - $666 million; 2018 - $454 million; 2019 - $94 million; 2020 - $5,056 million; 2021 - $1,642 million; 2022 and thereafter - $7,322 million. The Company’s long-term debt includes various financial covenants, none of which are expected to restrict future operations.

Total interest paid on both short and long-term debt for the fiscal years ended September 30, 2016, 2015 and 2014 was $319 million, $373 million and $314 million, respectively. The Company uses financial instruments to manage its interest rate exposure (see Note 10, "Derivative Instruments and Hedging Activities," and Note 11, "Fair Value Measurements," of the notes to consolidated financial statements). These instruments affect the weighted average interest rate of the Company’s debt and interest expense.

Financing Arrangements

Financing in connection with Tyco Merger

Simultaneously with the closing of the Tyco Merger on September 2, 2016, TSarl borrowed $4,000 million under the Term Loan Credit Agreement dated as of March 10, 2016 with a syndicate of lenders, providing for a three and a half year senior unsecured term loan facility to finance the cash consideration for, and fees, expenses and costs incurred in connection with the Merger.

Financing in connection with Adient spin-off

In August 2016, Adient Global Holdings, Ltd. ("AGH"), a wholly-owned subsidiary of the Company, issued a one billion euro,3.5% fixed rate, 8-year senior unsecured note scheduled to mature in August 2024. AGH also issued a $900 million, 4.875%, 10-year senior unsecured note scheduled to mature in August 2026. The proceeds from the notes were deposited into escrow and are expected to be released in connection with the spin-off. The notes have not been, and are not expected to be, guaranteed by the Company or any of its subsidiaries that will not be subsidiaries of Adient following the spin-off. Approximately $1,500 million of the proceeds will be distributed to the Company in connection with the spin-off and approximately $500 million of the proceeds will be used for Adient's general corporate purposes.

In July 2016, AGH entered into a 5-year, $1,500 million Term A loan facility and a 5-year, $1,500 million revolving credit facility scheduled to mature in July 2021. The term loan was fully drawn in August 2016. As of September 30, 2016, there were no draws on the facility. Upon completion of the spin-off of Adient, AGH will become a wholly-owned subsidiary of Adient. On the date of the spin-off, Adient and certain of its wholly-owned subsidiaries will guarantee the debt, and the guarantees of the Company will automatically be released. The Company used the proceeds of the term loan to early repay its four tranches of euro-denominated floating rate credit facilities, totaling 390 million euro, that were outstanding as of September 30, 2015; three term loans of $500 million, $200 million and $125 million that were entered into during fiscal 2016, plus accrued interest, and a $90 million outstanding credit facility. The remainder of the proceeds were used for general corporate purposes.

Other financing arrangements

At September 30, 2016, the Company had committed bilateral U.S. dollar denominated revolving credit facilities totaling $135 million, which are scheduled to expire in fiscal 2017. There were no draws on any of these revolving facilities in fiscal 2016.

In January 2016, the Company retired $800 million in principal amount, plus accrued interest, of its 5.5% fixed rate notes that matured in January 2016.

In September 2015, the Company retired, at maturity, $500 million, $150 million and $100 million floating rate term loans plus accrued interest that were entered into during fiscal 2015.

In June 2015, the Company entered into a five-year, 37 billion yen floating rate syndicated term loan scheduled to mature in June 2020. Proceeds from the syndicated term loan were used for general corporate purposes.

In May 2015, the Company made a partial repayment of 32 million euro in principal amount, plus accrued interest, of its 70 million euro floating rate credit facility scheduled to mature in November 2017. The remaining outstanding portion as of September 30, 2015 was repaid during fiscal 2016.

In March 2015, the Company retired $125 million in principal amount, plus accrued interest, of its 7.7%fixed rate notes that matured in March 2015.

In January 2015, the Company entered into a one-year, $90 million, committed revolving credit facility scheduled to mature in January 2016. The Company drew on the full credit facility during the quarter ended March 31, 2015. Proceeds from the revolving credit facility were used for general corporate purposes. The $90 million was repaid in September 2015.

Net Financing Charges

The Company's net financing charges line item in the consolidated statements of income for the years ended September 30, 2016, 2015 and 2014 contained the following components (in millions):

	Year Ended September 30,
	2016	2015	2014

Interest expense, net of capitalized interest costs	$293	$275	$238
Banking fees and bond cost amortization	30	21	15
Interest income	(12)	(7)	(8)
Net foreign exchange results for financing activities	(22)	(15)	(19)
Net financing charges	$289	$274	$226